RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

On December 24, 2014, we completed a private placement offering of 10,563,380 units at an offering price of $0.284 per unit. Each unit consisted of one common share and one and a quarter common share purchase warrants. Each whole warrant is exercisable into one common share during the period starting June 24, 2015 and ending on June 24, 2020 at an exercise price per common share of $0.3692. The Offering was negotiated with third parties at arm’s length by a special independent committee of the Company’s Board of Directors. H. David Graves, Carey Diamond, Blaine Hobson, and William Fraser, each of whom are directors of the Company, participated in the Offering individually or through their respective affiliates.

Until March 31, 2013, we leased air travel time from a corporation that is controlled by the Chairman of IMRIS Inc. The amount charged to travel expenses during the twelve-month period ended December 31, 2013 and 2012, with respect to transactions with this related party totaled $25 and $396. On December 31, 2013, there was no receivable or payable balance owing to this corporation.